RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 22, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	May 24, 2022	Jan. 28, 2022	Dec. 30, 2021
RELATED PARTY TRANSACTIONS
Repayment of promissory note - related party				$ 178,080
Outstanding balance of related party note				0			$ 544,000
Amount of promissory note								$ 1,500,000
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Expenses incurred					$ 700,000		0
Promissory Note - Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note										$ 544,000
Outstanding balance of related party note		$ 544,000			544,000		544,000
Promissory Note - Related Party | Sponsor
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note										544,000
Outstanding balance of related party note							544,000
Promissory Note - Related Party | Sponsor | 2021 Promissory Note
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note										$ 544,000
Outstanding balance of related party note		544,000			544,000		544,000
Promissory Note - Related Party | Sponsor | 2022 Promissory Note
RELATED PARTY TRANSACTIONS
Borrowed aggregate principal amount									$ 400,000
Outstanding balance of related party note		400,000			400,000		0
Administrative Services Agreement
RELATED PARTY TRANSACTIONS
Expenses per month	$ 10,000
Expenses incurred		30,000	$ 30,000	$ 0	90,000	$ 90,000	120,000
Administrative Services Agreement | Accrued expenses
RELATED PARTY TRANSACTIONS
Expenses incurred		210,000			210,000		120,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant							$ 1,500,000
Related Party Loans | Sponsor | Maximum
RELATED PARTY TRANSACTIONS
Amount of promissory note								$ 1,500,000
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Loan conversion agreement warrant		$ 1,500,000			$ 1,500,000
Price of warrant		$ 1.50			$ 1.50		$ 1.50